U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

January 31, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Keeley Funds, Inc. (the “Trust”) Securities Act Registration No: 333-124430 Investment Company Act Registration No: 811-21761

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Keeley Small Cap Value Fund, Keeley Small Cap Dividend Value Fund, Keeley Small-Mid Cap Value Fund, Keeley Mid Cap Dividend Value Fund and Keeley All Cap Value Fund (collectively the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated January 26, 2018, and filed electronically as Post-Effective Amendment No. 39 to the Funds’ Registration Statement on Form N-1A on January 25, 2018.

Please direct any inquiries regarding this filing to me at (414) 765-5208.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo, Esq.
For US Bancorp Fund Services, LLC